IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jul. 31, 2021 CAD ($)	Jul. 31, 2021 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Jul. 31, 2020 CAD ($)	Jul. 31, 2020 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 387		$ 362		$ 316
Increase (decrease) in present value of shareholders' equity	(659)		(608)		(571)
Canadian currency [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(149)		(148)		(89)
Increase (decrease) in present value of shareholders' equity	$ 123		$ 83		$ 79
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 26		$ 77		$ 47
Increase (decrease) in present value of shareholders' equity		(242)		(288)		(337)
Denominated in U.S. dollars [member] | 25 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(52)		(50)		(24)
Increase (decrease) in present value of shareholders' equity		$ 27		$ 27		$ 13